UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $105,948 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     3573   148190 SH       SOLE                   148190
BANCOLOMBIA S A                SPON ADR PREF    05968L102    10288   313360 SH       SOLE                   313360
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109    12890   213205 SH       SOLE                   213205
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    14782   392090 SH       SOLE                   392090
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     9295   184117 SH       SOLE                   184117
ICICI BK LTD                   ADR              45104G104     3888    79100 SH       SOLE                    79100
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    10258   203618 SH       SOLE                   203618
MAHANAGAR TEL NIGAM LTD        SPONS ADR 2001   559778402      910   117390 SH       SOLE                   117390
MECHEL OAO                     SPONSORED ADR    583840103     7198   197056 SH       SOLE                   197056
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     1817    30000 SH       SOLE                    30000
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     7447   392560 SH       SOLE                   392560
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    23602   469888 SH       SOLE                   469888